Segment reporting	12 Months Ended
Dec. 31, 2022
Segment reporting
Segment reporting

18. Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (“CODM”). The chief operating decision maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as certain members of the Group’s management team, including the chief executive officer (“CEO”).

The Group operates in three operating segments: (i) China Mobility; (ii) International; (iii) Other Initiatives. The following summary describes the operations in each of the Group’s reportable segments:

●	China Mobility: China Mobility segment mainly includes (i) The Group acts as the principal in providing ride hailing services to riders; (ii) The Group acts as an agent by connecting end-users to service providers who provide taxi hailing, chauffeur and other services.
●	International: International segment includes ride hailing services and food delivery services offered in international markets.

18. Segment reporting (Continued)

●	Other Initiatives: Other Initiatives mainly consist of bike and e-bike sharing, certain energy and vehicle services, intra-city freight, autonomous driving, financial services, etc.

The Group does not include inter-company transactions between segments for management reporting purposes. In general, revenues, cost of revenues and operating expenses are directly attributable, or are allocated, to each segment. The Group allocates costs and expenses that are not directly attributable to a specific segment, such as those that support infrastructure across different segments, to different segments mainly on the basis of usage or headcount, depending on the nature of the relevant costs and expenses. The Group currently does not allocate the assets to its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments. The Group currently does not allocate other long-lived assets to the geographic operations as substantially all of the Group’s long-lived assets are located in the PRC. In addition, substantially all of the Group’s revenue is derived from the PRC, therefore, no geographical information is presented.

The Group’s segment operating performance measure is segment Adjusted EBITA, which represents net income or loss before (a) certain non-cash expenses, consisting of share-based compensation expenses, amortization of intangible assets, and impairment of goodwill and intangible assets acquired from business combination, which are not reflective of the Group’s core operating performance, and (b) interest income, interest expenses, investment income (loss), net, impairment loss for equity investments accounted for using Measurement Alternative, income (loss) from equity method investments, net, other income (loss), net, and income tax benefits (expenses). The following table presents information about Adjusted EBITA and a reconciliation from the segment Adjusted EBITA to total consolidated loss from operations for the years ended December 31, 2020, 2021 and 2022:

	For the Year Ended December 31
	2020	2021	2022
	RMB	RMB	RMB
Revenues:
China Mobility	133,645,113	160,520,747	125,930,620
International	2,333,113	3,622,366	5,863,123
Other Initiatives	5,757,926	9,684,269	8,997,940
Total segment revenues	141,736,152	173,827,382	140,791,683
Adjusted EBITA:
China Mobility	3,959,902	6,129,122	(1,449,926)
International	(3,533,836)	(5,787,976)	(4,024,455)
Other Initiatives	(8,806,771)	(19,514,226)	(7,294,752)
Total Adjusted EBITA	(8,380,705)	(19,173,080)	(12,769,133)
Share‑based compensation expenses	(3,413,292)	(24,654,583)	(3,424,049)
Amortization of intangible assets(i)	(1,993,945)	(1,824,762)	(1,631,280)
Impairment of goodwill and intangible assets acquired from business combination (Note 14)	—	(2,789,321)	—
Total consolidated loss from operations	(13,787,942)	(48,441,746)	(17,824,462)
(i)	Amortization expenses in connection with business combinations were RMB1,977,400, RMB1,799,508 and RMB1,561,239 for the years ended December 31, 2020, 2021 and 2022, respectively.

18. Segment reporting (Continued)

The following table presents the total depreciation expenses of property and equipment by segment for the years ended December 31, 2020, 2021 and 2022:

	For the Year Ended December 31
	2020	2021	2022
	RMB	RMB	RMB

China Mobility	260,179	306,382	360,612
International	63,025	124,633	92,903
Other Initiatives	2,951,940	3,789,506	3,058,310
Total depreciation of property and equipment	3,275,144	4,220,521	3,511,825